Platform Development (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Amortization of Intangible Assets	$ 4,870	$ 7,021		$ 26,570
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Amortization of Intangible Assets	1,549	1,573	$ 6,332	5,822
Impairment of Intangible Assets, Finite-Lived	$ 0	$ 64	$ 64	$ 210